Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 87,900
Fair value	(444)	$ 1,368
Notional amount	94,454	69,137
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	206	1,440
Notional amount of derivative asset	26,060	39,982
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(811)	(48)
Notional amount of derivative liability	61,868	13,273
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	161	37
Notional amount of derivative asset	6,526	8,348
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability		(61)
Notional amount of derivative liability		$ 7,534